JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 95.5%
Auto Components — 1.6%
Aptiv plc	10	886

Banks — 3.8%
Bank of America Corp.	50	1,216
Citigroup, Inc.	21	887

		2,103

Biotechnology — 3.3%
Amgen, Inc.	4	1,036
Biogen, Inc. *	1	287
Gilead Sciences, Inc.	8	531

		1,854

Building Products — 4.7%
Owens Corning	15	1,006
Trane Technologies plc	10	1,157
Trex Co., Inc. *	6	435

		2,598

Capital Markets — 2.4%
S&P Global, Inc.	2	804
State Street Corp.	9	539

		1,343

Communications Equipment — 2.0%
Cisco Systems, Inc.	28	1,092

Containers & Packaging — 1.5%
Ball Corp.	10	854

Diversified Financial Services — 0.9%
Voya Financial, Inc.	10	493

Diversified Telecommunication Services — 3.3%
Verizon Communications, Inc.	31	1,832

Electric Utilities — 1.5%
NextEra Energy, Inc.	3	812

Electrical Equipment — 1.5%
Eaton Corp. plc	8	842

Entertainment — 6.0%
Electronic Arts, Inc. *	8	1,098
Netflix, Inc. *	1	445
Walt Disney Co. (The)	15	1,812

		3,355

Equity Real Estate Investment Trusts (REITs) — 5.1%
American Tower Corp.	4	911
Boston Properties, Inc.	6	483
Equinix, Inc.	1	859
Prologis, Inc.	6	567

		2,820

Food Products — 2.5%
General Mills, Inc.	14	865
Kellogg Co.	8	546

		1,411

Health Care Equipment & Supplies — 1.2%
Hologic, Inc. *	10	682

Health Care Providers & Services — 1.8%
Cigna Corp.	6	984

Household Products — 4.0%
Clorox Co. (The)	3	530
Procter & Gamble Co. (The)	12	1,719

		2,249

Insurance — 1.6%
Lincoln National Corp.	11	349
Travelers Cos., Inc. (The)	5	538

		887

IT Services — 4.6%
Accenture plc, Class A	3	606
Mastercard, Inc., Class A	6	1,931

		2,537

Life Sciences Tools & Services — 4.0%
Agilent Technologies, Inc.	5	488
Illumina, Inc. *	1	383
IQVIA Holdings, Inc. *	5	787
Thermo Fisher Scientific, Inc.	1	565

		2,223

Machinery — 3.4%
Deere & Co.	5	1,042
Parker-Hannifin Corp.	2	364
Xylem, Inc.	6	476

		1,882

Multiline Retail — 2.2%
Target Corp.	8	1,243

Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	18	1,108
Merck & Co., Inc.	13	1,112

		2,220

Semiconductors & Semiconductor Equipment — 6.2%
Applied Materials, Inc.	10	603
Lam Research Corp.	3	980
NVIDIA Corp.	1	666
Texas Instruments, Inc.	9	1,257

		3,506

Software — 14.9%
Adobe, Inc. *	1	608
Cadence Design Systems, Inc. *	9	960
Intuit, Inc.	3	835
Microsoft Corp.	22	4,531
salesforce.com, Inc. *	6	1,422

		8,356

Specialty Retail — 6.0%
Best Buy Co., Inc.	10	1,167
Home Depot, Inc. (The)	8	2,164

		3,331

Textiles, Apparel & Luxury Goods — 1.5%
VF Corp.	12	849

TOTAL COMMON STOCKS (Cost $42,526)		53,244

JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 4.0%
INVESTMENT COMPANIES — 4.0%
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b) (Cost $2,227)	2,226	2,227

Total Investments — 99.5% (Cost $44,753)		55,471
Other Assets Less Liabilities — 0.5%		261

Net Assets — 100.0%		55,732

Percentages indicated are based on net assets.

JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
E-Mini S&P 500 ESG Index	8	12/2020	USD	1,144	3

Abbreviations

USD          United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$55,471	$—	$—	$55,471

Appreciation in Other Financial Instruments
Futures Contracts (a)	$3	$—	$—	$3

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

JPMorgan U.S. Sustainable Leaders Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.23% (a) (b)	$1,605	$10,553	$9,931	$—	(c)	$—	$2,227	2,226	$1		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	326	1,513	1,839	—		—	—	—	—	(c)	—

Total	$1,931	$12,066	$11,770	$—	(c)	$—	$2,227		$1		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
(c)	Amount rounds to less than one thousand.